Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6: - PROPERTY AND EQUIPMENT, NET

Composition of assets, grouped by major classification, is as follows:

	December 31,
	2020	2019

Cost:
Computers and electronic equipment	$3,806	$3,531
Office furniture and equipment	392	361
Leasehold improvements	277	264

	4,475	4,156
Accumulated depreciation:
Computers and electronic equipment	2,945	2,325
Office furniture and equipment	151	121
Leasehold improvements	68	41

	3,164	2,487

	$1,311	$1,669

Depreciation expenses for the years ended December 31, 2020, 2019 and 2018 amounted to $699, $752 and $657, respectively.